JOINT VENTURE CORPORATION - AURORA MINERALS LTD (Tables)	3 Months Ended
Jun. 30, 2026
JOINT VENTURE CORPORATION - AURORA MINERALS LTD.
Summarized financial information of AuRORA miner
	June 30, 2026	March 31, 2026
Description	($)	($)
Current assets	782,530	3,863,303
Non-current assets	4,393,431	-
Current liabilities	25,000	142,304
Expenses	1,833,950	7,526,241
Net loss	1,833,950	7,526,241